Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 178,416	¥ 217,911	¥ 113,728
Troubled debt restructurings, Post-modification outstanding recorded investment		177,246	216,599	112,818
Troubled debt restructurings that subsequently defaulted, Recorded Investment		39,450	26,521	23,081
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]		10,786	50
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]		10,786	50
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	39,282	61,735	36,693
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	39,282	61,735	36,693
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	16,179	8,857	11,002
Commercial [Member] | Foreign [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	33,839	39,827	5,692
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	33,839	39,827	5,692
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	9,861	2,337
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	18,121	5,137	7,379
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	18,121	5,137	7,379
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	157	31	362
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	20,857	22,625	19,685
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	19,737	21,561	18,837
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	2,733	3,320	3,442
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	22,801	33,782	19,837
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	22,763	33,564	19,837
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	3,437	4,656	349
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	18,548	31,238	24,392
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	18,548	31,209	24,330
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	6,226	7,305	7,926
Other [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	24,968	12,781
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	24,956	12,780
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 857	¥ 15

[1]	For the fiscal year ended March 31, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2020, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUFG Americas Holdings and Krungsri segments and reduction in the stated rate was the primary concession type in the Card and Other segments. For the fiscal year ended March 31, 2021, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment.
[2]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[3]	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans.